Insurance technical provisions and pension plans (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes In Deferred Acquisition Cost Insurance Assets [Abstract]
At the beginning of the year	R$ 925,884	R$ 1,070,108
Additions	1,542,179	1,324,815
Amortizations	(1,484,064)	(1,469,039)
At the end of the year	R$ 983,999	R$ 925,884